Commitments, Guarantees, Charges and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments, Guarantees, Charges and Contingent Liabilities [Abstract]
COMMITMENTS, GUARANTEES, CHARGES AND CONTINGENT LIABILITIES
NOTE 22 –	COMMITMENTS, GUARANTEES, CHARGES AND CONTINGENT LIABILITIES

a.

Charges

To secure its liabilities to banks, the Group recorded a floating charge on its entire assets and a fixed charge on share capital and goodwill and all other assets and rights of any type or kind that the Company has or will have in the future. The balance of the amounts pledged under said charge amounts to $688 thousand as of December 31, 2024 ($1,788 thousand as of December 31, 2023) in order to receive guarantees in an aggregate of $946 thousand.

The Company also recorded a charge in respect of a mortgage on vehicles, on the entire rights the mortgagers have and will have in the future from insuring the mortgaged vehicle, whether by the mortgagers or by banks, and on any right to compensation or indemnification the mortgagers will have towards a third party.

Moreover, to receive credit by a subsidiary, the Company and the subsidiary recorded a senior charge on the mortgagers’ rights in connection with a contract signed on September 6, 2012 with the Israeli Ministry of Defense as a result of a tender published by the Ministry for the procurement of training courses, including the entire collaterals and guarantees granted to the mortgagers for securing the above rights and all the rights related to said rights.

b.

Guarantees

As of December 31, 2024, the consolidated statement of financial position includes bank guarantees totaling approximately to $946 thousand that have been granted to customers and suppliers in connection with tender-based performance contracts and office lease.

c.	Contingent liabilities

The Company is and may be subject to various legal proceedings, contingencies and claims that arise in the course of business, including some claims from current or former employees, as well as governmental and other regulatory investigations and proceedings. If determined adversely to the Company, then such claims could cause the Company to be subject to fines, penalties, and other contingencies.

There is no pending litigation or proceeding against any of HUB’s office holders as to which indemnification is currently being sought, and, except as described below, HUB is not aware of any pending or threatened litigation, the outcome of which, the Company believes, if determined adversely to the Company, would individually or taken together have a material adverse effect on its business, operating results, cash flows or financial condition or may result in claims for indemnification by any office holder. Defending such proceedings is costly and can impose a significant burden on management and employees. The results of any current or future litigation cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.

The below is a brief summary of the litigation and other proceedings the Company is currently facing:

1.	Insurance reimbursement claim–- During May 2018, a company named Rotem filed to the District Court in Tel Aviv an insurance reimbursement claim against approximately 16 defendants, with HUB being among them, with respect to damages caused by a fire in the plaintiff’s factory. The Company believes that its liability with regards to this claim seems remote and possesses insurance coverage to cover any liabilities that may arise from this case, based on legal counsel assessment a provision was not recorded.

2.	Contract Tender Litigation – On March 29, 2022, two plaintiffs petitioned the District Court in Tel Aviv for certification of a class of plaintiffs in a class action suit against the Company and seven individuals serving as its officers and directors as of such date. The request for certification is based on a delay in HUB’s making a public announcement of the cancellation of a contract tender whose award to HUB had been previously announced. The canceled contract represented revenue to HUB of NIS 800 thousand (approximately $250 thousand) per year, and HUB’s previous announcement stated that the contract tender would have a material effect on its 2022 financial results. HUB was notified of the cancellation of the award of the tender on the afternoon of Wednesday, March 23, 2022, which was the same day that HUB announced its execution of the Business Combination Agreement. HUB reported the cancellation of the award on Sunday, March 27, 2022. The applicable rules of the Tel Aviv Stock Exchange (TASE) and the Israel Securities Authority, require announcements of this kind to be made not later than the trading day following a company’s receipt of the relevant information. Friday is not a trading day on the TASE, so HUB’s report can be said to have been made one day late. The price of HUB’s ordinary shares on the TASE fell by approximately 35% on March 27, 2022.

The plaintiff’s request to the court cites total damages at NIS 229,000 thousand (approximately $70,000 thousand). On October 20, 2022, the amount claimed was reduced from NIS 229,440 thousand to NIS 5,440 thousand (approximately $1,480 thousand).

On January 30, 2023, the amount requested was increased to NIS 64,000 thousand. On February 2, 2023, a partial judgment was issued in which the motion to withdraw against the directors was approved, leaving the motion pending against the Company and its former Chief Executive Officer only. The answer to the amended approval request was submitted by September 3, 2023, and the response by the plaintiffs was submitted on October 22, 2023.

Though the Company believes that the request for certification on this claim will be denied by the court, and that it has strong defenses to any class action that may ultimately be allowed to proceed, there can be no assurance that a court will not find the Company liable for significantly greater amounts. At this stage of the proceedings, it is not possible to assess the chances of the application being accepted or rejected in part or in full. A court’s finding of significant liability against us could negatively affect our share price and have a material effect on our business and financial condition. The hearings were conducted on May 22-23, 2024, and at the court’s suggestions a mediator was appointed on June 16, 2024 in order to attempt to reach a settlement between the parties. Two mediation meetings were conducted separately with each party on July 7, 2024 and on July 9, 2024. On August 7, 2024 the appointed mediator announced that the mediation attempt did not yield a settlement. On September 3, 2024 the parties notified the court the mediation attempt has failed, and on that day the court ruled that the parties would submit their written summaries by November 3, 2024. The plaintiffs filed their summaries on October 1, 2024 and the defendants filed their summaries on February 19, 2025. A provision was recorded in the financial statements at the amount of $300 thousand based on legal counsel assessment.

3.	PIPE Financing Litigation – On March 6, 2023, Mr. Maj'haj Avner (the "Applicant") filed a class action certification motion (the "Motion to Certify") against the Company and eight additional respondents in the District Court in Tel Aviv, alleging that the Company’s public announcement that it received irrevocable investment commitments as part of the PIPE Financing was false. The Applicant seeks to represent anyone who purchased the Company’s ordinary shares after the announcement of the Business Combination in March 2022 until the end of February 23, 2023, which was the last trading day of the Company’s ordinary shares on the TASE. The Applicant claims personal damages in the amount of NIS 50,752, while the claim for the alleged damage for the members of the affected group was valued at a total of more than NIS 2,500 thousand. The Motion to Certify also asserts that the Company's alleged actions demonstrate a violation of the duties of care and trust imposed on the officers and the directors of the Company by the Companies Law, a violation of disclosure obligations under the Israeli Securities Law, and a violation of other statutory duties. On January 30, 2024, eight respondents filed a motion to dismiss outright the Motion to Certify (the "Motion to Dismiss") as well as a motion to extend the deadline for filing the Company's response to the Motion to Certify. The court ultimately rejected the Motion to Dismiss at a hearing on March 24, 2024. On June 2, 2024, eight respondents filed their response to the Motion to Certify in which they requested that the confidentiality of certain items of its response be maintained, which request was subsequently granted by the court.

On July 2, 2024, the Applicant responded to the response filed by the eight respondents and on July 9, 2024, sent the eight respondents a demand for disclosure of documents (the “Disclosure Request”). At a hearing held on July 10, 2024, the court recommended that three respondents be removed from the Motion to Certify and the Applicant waive all cause of action that do not relate to the Securities Law which recommendations the Applicant subsequently adopted. At the same hearing, the court ordered five of the respondents to respond to the Disclosure Request by August 11, 2024 and that if the Applicant does not receive a satisfactory response to the Disclosure Request by such date, the Applicant should submit to the court a motion for discovery of documents by September 1, 2024, to which the respondents would be required to respond by September 30, 2024. The Company was also instructed to inform the court by September 23, 2024, if it still stands by its motion regarding confidentiality. A preliminary hearing was held on November 4, 2024. On December 2, 2024, the Applicant filed a motion to summon additional witnesses. As part of this motion, the Applicant asked the court to summon several additional witnesses, including the PIPE investors, the remaining respondents in the motion to certify, and other individuals associated with the Company.

On December 29, 2024, the Applicant filed a motion to remove the confidentiality protection from several documents provided to him by the Company. On January 5, 2025, the court denied the applicant's motion to remove confidentiality of the documents that were transferred, without requiring a response from the respondents.

On January 5, 2025, the respondents filed their response to the motion to summon additional witnesses. On January 15, 2025, the Applicant filed his reply to the respondents' response on this matter. The court has yet to issue its decision regarding this matter. At this stage, it is difficult to assess or determine what would be the level of exposure if any.

On March 31, 2025, the court issued a decision regarding the request to summon additional witnesses. The court approved the summoning of three witnesses. The court allowed the possibility of submitting an affidavit by one of the witnesses. On March 27, 2025, the respondents informed the court that they wish to submit an affidavit on behalf of one of the witnesses. On the same day, the court issued a decision stating that the affidavit submitted by May 4, 2025. The date was extended to May 29, 2025.

On April 6, 2025, a decision was issued by the court stating that, due to the court’s constraints, the previously scheduled evidentiary hearings in this case must be postponed to another date. Alternative evidentiary hearings were scheduled for October 20–21, 2025.

On April 7, 2025, a request to review the case was submitted by Yuval Lev (the Applicant in Lev case). On the same day, the court issued a decision requiring the parties to respond to this request by April 27, 2025 (the date was postponed to May 7, 2025. On April 10, 2025, a response was submitted on behalf of the petitioner in this case, stating that he agrees to the request for case review.

4.	Oppenheimer Suit - On June 12, 2023, Oppenheimer filed a claim against the Company in the United States District Court for the Southern District of New York alleging, among other things, breach of contract, breach of covenant of good faith and fair dealing and quantum meruit, in connection with investment banking advice and services provided by Oppenheimer in connection with the Company’s business combination with RNER. The complaint alleges that the Company owes Oppenheimer in excess of $12,000 thousand (as well as its costs and legal fees associated with the claim) with regards to the business combination, pursuant to a financial advisory agreement entered into by and between Oppenheimer and the Company in December 2021. As a settlement agreement was reached in February 20, 2025 this claim was dismissed on February 21, 2025.

5.	Dominion Capital Suit and Insolvency Petition - In December 2023, Dominion, a sponsor of the SPAC, RNER., sued the Company in a New York State Court alleging that the Company failed to repay $2,500 thousand million that the sponsor allegedly disbursed to the Company pursuant to a promissory note. The sponsor asserted that it was entitled to damages in the amount of the loan principal plus interest and attorneys’ fees and was awarded summary judgment.

On April 10, 2024, Dominion, based upon the lawsuit filed in New York, submitted to the Tel Aviv District Court a petition to declare the Company insolvent. A response by the Company objecting to the petition was filed by the Company on May 26, 2024 and a response to the response was filed by Dominion on June 13, 2024. The preliminary hearing was set for October 7, 2024.

On February 20, 2025, the Company and Dominion agreed to settle the claims for $4.5 million, with $400 thousand being payable by February 21, 2025, $200 thousand payable by March 3, 2025 and the remaining balance payable in ten monthly payments of $390 thousand from March to December 2025. Dominion agreed that, upon receipt of the first installment payment, it will file a motion to stay the Israeli insolvency proceedings, and upon receipt of the second installment payment, it will file a motion to cancel the Israeli insolvency proceedings. The Israeli insolvency proceedings were eventually dismissed on March 7, 2025

As part of the settlement arrangement, Claymore agreed to make on the Company’s behalf all the payments that the Company is required to make under the settlement agreement with Dominion. In consideration, the Company issued Claymore a convertible note in the principal amount of $7.5 million. The note does not bear interest and is repayable by way of conversion into the Company’s ordinary shares on February 20, 2030, subject to earlier conversion by Claymore. The note is convertible into ordinary shares at a rate equal to 25% below the lower of (i) the closing price per share of the ordinary shares immediately preceding the conversion and (ii) the volume-weighted average price of the ordinary shares over the five trading days prior to the conversion, subject to a collar between $15.00 and the Nasdaq floor price.

In the event Claymore defaults on its installment payment obligations to Dominion, the principal amount of the note will be reduced by 1.667 times the amount of such installment. The Company also undertook to grant Claymore liens on the Company’s shares in BST. and on incoming revenues of the Company in the amount of $6 million in the event that an insolvency event occurs prior to August 20, 2025 or if Nasdaq does not grant the Company the opportunity to come into compliance with its listing conditions by no earlier March 31, 2025.

6.	Class Action Suit

HUB Cyber Security Ltd. 1:23-cv-05764 (S.D.N.Y.): This case consolidates into one securities class action the complaints filed in the cases styled Efrat Investments LLC et al. v. Hub Cyber Security Ltd., and Green v. Hub Cyber Security Ltd. f/k/a Hub Cyber Security (Israel) Ltd., et al. This action names the Company and current and former officers and directors of the Company (including Eyal Moshe, Hugo Goldman, Uzi Moscovich, Zeev Zell, Moshe Raines, Manish Agarwal, and Moti Franko, “Individual Defendants”) as defendants (collectively, “Class Action Defendants”). Certain shareholders—individuals and entities that purchased or otherwise acquired Company securities pursuant to and/or traceable to the offering materials issued in connection with the Transaction—have alleged that the Class Action Defendants made material misstatements and omissions in the offering materials issued in connection with the Transaction. The shareholders have alleged that the offering materials incorrectly stated that Hub Cyber Security (Israel) Ltd. had secured a committed financing arrangement, contained material misstatements and omissions concerning the Company’s internal controls and misuse of Company funds, and contained materially misleading information concerning the Company’s product. The shareholders seek damages from the Class Action Defendants and/or tender their shares to Class Action Defendants for recovery of the consideration paid therefor. The Company is defending itself vigorously. The Company moved to dismiss the action, and the Court dismissed certain portions of the Plaintiffs’ claims. Discovery has now commenced.

7.	A few former Israeli employees filed a claim in the Tel Aviv Labor Court:

i.	A former employee filed a claim against Comsec in the amount of NIS 846,716 alleging unlawful termination and entitlement to various employment rights, including, but not limited to, unlawful termination compensation, severance pay, advanced notice compensation, and bonuses according to the employment agreement. On December 26, 2023, Comsec submitted its statement of defense, denied, and rejected the plaintiff’s claims and demands. A preliminary hearing occurred on March 13, 2024. The plaintiff filed an affidavit with the court on May 27, 2024. On February 23, 2025 the case was settled for NIS 50,000.

ii.	An additional former Israeli employee filed a claim in the Tel Aviv Labor Court against the Company in the amount of NIS 271,593. The plaintiff alleges that this amount is owed to him due to violation of the employment agreement signed with him. The plaintiff claims a signing bonus that he claims was not paid to him, an unconditional quarterly bonus including social benefits for him, and the registration of 20,000 RSUs in his name, compensation for bad faith and misrepresentation. A preliminary hearing is set for February 2, 2025. A settlement between the Company and the plaintiff was signed at an amount of $34 thousand on November 7, 2024. The settlement was paid upon two installments on January 17, 2025 and March 30,2025.

8.	Following the findings of the Special Committee, the Company has also filed a claim against two former employees:

(a)	On June 1, 2023, the Company filed a claim against its former Chief of Staff and VP HR and wife of the Company’s former chief executive officer, in the Tel Aviv Labor Court for a declaratory judgment and an order to release severance pay funds accumulated in provident funds back to the employer. On January 2024 a preliminary hearing was held during which, the parties agreed that a consent judgment would be given stating that the amounts accumulated in the former employee’s name in the provident funds will not be released to either of the parties or to any third party until a final judgment is rendered in the Company's claim against the former employee. A judgment was issued in accordance with the parties' agreements as stated. On February 26, 2024, the Company filed a new claim against the former employee for a declaratory judgment and an order to release severance pay funds accumulated in provident funds back to the employer. On June 26, 2024, the former employee filed her statement of defense. On July 21, 2024, the former employee filed a counterclaim in the amount of NIS 1,268 thousand. The former employee alleges that this amount is owed to her due to an unlawful termination process carried out against her, which was accompanied by rude behavior, disrespect, and humiliation. In all, the former employee demands the following payments and compensation from the Company: (i) release of severance pay funds accumulated in her favor, (ii) completion of severance pay in the amount of NIS 30,008, (iii) compensation for delayed severance pay, (iv) six months' advance notice pay amounting to NIS 460,590, (v) compensation for gender discrimination and damage to reputation and good name in the amount of six salaries amounting to NIS 460,590, (vi) compensation for dismissal in bad faith, arbitrarily and without a hearing, and workplace bullying in the amount of NIS 230,295, (vii) an annual bonus of NIS 76,765, and (viii) reimbursement of expenses for a business trip abroad on behalf of Hub amounting to at least NIS 10,233. The next hearing in the claims is scheduled for September 8, 2025.

(b)	On November 11, 2023, the Company filed a claim against its former chief executive officer in the Tel Aviv Labor Court for a declaratory judgment and an order to release severance pay funds accumulated in provident funds back to the employer. On February 18, 2024, the former employee filed his statement of defense. On June 4, 2024, the Company submitted a request to the court to consolidate the Company’s claim against its former chief executive officer and claim against his wife, the Company’s former Chief of Staff and VP HR described above. Both former employees submitted their response to such a request and on June 26, 2024, the court decided that both claims will be handled by a panel of the court but it did not yet decide whether to consolidate the claims. On August 4, 2024, Hub submitted a request to complete the discovery and inspection proceedings by October 15, 2024. On February 16, 2025, the former CEO filed a discovery affidavit and the Company must file its affidavits in response on May 14, 2025. On September 8, 2025, an evidentiary hearing is scheduled to be held.